Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	€ 7,880	€ 6,764	€ 5,259
Cost of revenue	5,865	5,042	3,906
Gross profit	2,015	1,722	1,353
Research and development	837	615	493
Sales and marketing	1,029	826	620
General and administrative	442	354	283
Total operating expense	2,308	1,795	1,396
Operating loss	(293)	(73)	(43)
Finance income	94	275	455
Finance costs	(510)	(333)	(584)
Share in losses of associate	0	0	(1)
Finance income/(costs) - net	(416)	(58)	(130)
Loss before tax	(709)	(131)	(173)
Income tax (benefit)/expense	(128)	55	(95)
Net loss attributable to owners of the parent	€ (581)	€ (186)	€ (78)
Net loss per share attributable to owners of the parent
Basic (euro per share)	€ (3.10)	€ (1.03)	€ (0.44)
Diluted (euro per share)	€ (3.10)	€ (1.03)	€ (0.51)
Weighted-average ordinary shares outstanding
Basic (in shares)	187,583,307	180,960,579	177,154,405
Diluted (in shares)	187,583,307	180,960,579	181,210,292